Fair value measurements - Geographic Allocations of Nomura's Trading Assets Related to Government, State, Municipal, and Government Agency Securities (Detail) (Government, agency and municipal securities [Member], JPY ¥)
In Billions, unless otherwise specified
	Mar. 31, 2013		Mar. 31, 2012
Fair value, concentration of credit risk [Line items]
Trading assets	¥ 8,534	[1]	¥ 6,598	[1]
Japan [Member]
Fair value, concentration of credit risk [Line items]
Trading assets	3,403		2,304
U.S. [Member]
Fair value, concentration of credit risk [Line items]
Trading assets	1,313		1,319
EU [Member]
Fair value, concentration of credit risk [Line items]
Trading assets	3,262		2,527
Other [Member]
Fair value, concentration of credit risk [Line items]
Trading assets	¥ 556		¥ 448

[1]	Other than above, there were \640 billion and \715 billion of government, agency and municipal securities in Other assets-Non-trading debt securities as of March 31, 2012 and 2013, respectively. The vast majority of these securities are Japanese government, agency and municipal securities.